FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
As of December 31, 2019 and 2020, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	593,954	—	593,954	—
Wealth management products	180,782	—	180,782	—
Long-term investments
Equity securities with readily determinable fair value	158,072	158,072	—	—

Total assets	932,808	158,072	774,736	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	134,146	—	134,146	—
Long-term investments
Equity securities with readily determinable fair value	94,552	94,552	—	—

Total assets	228,698	94,552	134,146	—